Document and Entity Information	Feb. 18, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 18, 2022
Entity Registrant Name	DEERE JOHN CAPITAL CORP
Entity File Number	1-6458
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2386361
Entity Address, Address Line One	10587 Double R Boulevard, Suite 100
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89521
City Area Code	775
Local Phone Number	786-5527
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000027673
Amendment Flag	false
2.75% Senior Notes Due 2022
Document Information [Line Items]
Title of 12(b) Security	2.75% Senior Notes Due 2022
Trading Symbol	JDCC/22
Security Exchange Name	NYSE
2.00% Senior Notes Due 2031
Document Information [Line Items]
Title of 12(b) Security	2.00% Senior Notes Due 2031
Trading Symbol	JDCC 31
Security Exchange Name	NYSE